Earnings per share - Basic and Diluted EPS Continuing Operation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period from continuing operations	$ (22,012)	$ (30,690)	$ (62,669)	$ (60,031)
Less: net loss attributable to non-controlling interest from continuing operations	(8)	(14)	(15)	(23)
Loss attributable to Equity of the Company from continuing operations	$ (22,004)	$ (30,676)	$ (62,654)	$ (60,008)
Denominator
Weighted average number of shares for basic EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Weighted average number of shares for diluted EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Loss per share from continuous operations - basic (in dollars per share)	$ (0.11)	$ (0.15)	$ (0.31)	$ (0.30)
Loss per share from continuous operations - diluted (in dollars per share)	$ (0.11)	$ (0.15)	$ (0.31)	$ (0.30)